Noncontrolling Interests Subject To Put Provisions (Tables)	3 Months Ended
Mar. 31, 2013
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At March 31, 2013 and December 31, 2012, the Company's potential obligations under these put options were $551,402 and $523,260, respectively, of which, at March 31, 2013, $227,699 were exercisable. No put options were exercised during the first three months of 2013.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2013 and the year ended December 31, 2012:

	March 31, 2013	December 31, 2012

Beginning balance as of January 1,	$523,260	$410,491
Contributions to noncontrolling interests	(28,287)	(114,536)
Purchase/ sale of noncontrolling interests	4,797	134,643
Contributions from noncontrolling interests	1,925	16,565
Changes in fair value of noncontrolling interests	26,312	(18,880)
Net income	23,897	94,718
Other comprehensive income (loss)	(502)	259
Ending balance as of March 31, 2013 and December 31, 2012	$551,402	$523,260